Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends to shareholders
Second interim	$ 2,490	$ 2,489	$ 2,403
First interim	1,392	1,180	1,180
Total	$ 3,882	$ 3,669	$ 3,583
Unclaimed dividends, forfeiture period	12 years
Final	$ 1.90	$ 1.90	$ 1.90
Interim	0.90	0.90	0.90
Total	$ 2.80	$ 2.80	$ 2.80
Unclaimed dividends forfeited and adjusted for in retained earnings	$ 0	$ 1	$ 4